Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	1-10658
Entity Registrant Name	Micron Technology, Inc.
Entity Central Index Key	0000723125
Entity Tax Identification Number	75-1618004
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 South Federal Way
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83716-9632
City Area Code	(208)
Local Phone Number	368-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	MU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false